Goodwill	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
17.
Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2024 and 2025 were as follows:

		Alibaba		Cainiao		Hujing
	Taobao	International		Smart		Digital
	and	Digital	Cloud	Logistics	Local	Media and	Innovation
	Tmall	Commerce	Intelligence	Network	Services	Entertainment	Initiatives
	Group	Group	Group	Limited	Group	Group	and others	All others	Total
	(in millions of RMB)
Balance as of March 31, 2023	174,956	18,151	3,490	16,437	20,292	30,825	3,940	—	268,091
Transfer due to segment changes	(9,937)	—	—	—	—	(10,734)	(3,940)	24,611	—
Additions	33	1,470	124	—	155	—	—	—	1,782
Deconsolidations	(107)	—	—	—	—	—	—	(7)	(114)
Impairment	—	—	—	—	—	(8,490)	—	(2,031)	(10,521)
Foreign currency translation adjustments	—	412	24	5	—	—	—	—	441
Balance as of March 31, 2024	164,945	20,033	3,638	16,442	20,447	11,601	—	22,573	259,679
Additions	—	—	84	3,942	—	726	—	147	4,899
Deconsolidations	—	—	—	—	—	—	—	(2,957)	(2,957)
Impairment	—	—	—	—	—	(4,296)	—	(1,875)	(6,171)
Foreign currency translation adjustments	—	44	6	1	—	—	—	—	51
Balance as of March 31, 2025	164,945	20,077	3,728	20,385	20,447	8,031	—	17,888	255,501

Gross goodwill balances were RMB302,534 million and RMB302,194 million as of March 31, 2024 and 2025, respectively. Accumulated impairment losses were RMB42,855 million and RMB46,693 million as of March 31, 2024 and 2025, respectively.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of RMB2,714 million, RMB10,521 million and RMB6,171 million during the years ended March 31, 2023, 2024 and 2025, respectively.

During the year ended March 31, 2024, considered the changes in market conditions, the Company performed a quantitative impairment test on one reporting unit under Hujing Digital Media and Entertainment Group, and recognized an impairment charge of RMB8,490 million. The fair value of this reporting unit was determined based on the discounted cash flow analysis using the assumptions including the future growth rates and the weighted average cost of capital. No further impairment charge was recognized relating to this reporting unit during the year ended March 31, 2025.

17.
Goodwill (Continued)

During the year ended March 31, 2025, considered the changes in market conditions, the Company performed a quantitative impairment test on another reporting unit under Hujing Digital Media and Entertainment Group and recognized an impairment charge of RMB4,296 million. The fair value of this reporting unit was determined based on its market capitalization.

The goodwill impairment is not allocated to segments because the CODM of the Company does not consider this as part of the segment operating performance measure (Note 28).